Statements of Net Assets Available for Benefits - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
At fair value:
Plan interest in master trust accounts	$ 3,136,985	$ 2,649,136
Total investments at fair value	3,656,429	3,244,537
At contract value:
Plan interest in master trust accounts	229,665	258,996
Receivables:
Notes receivable from participants	31,155	29,520
Interest and dividends	3,010	2,257
Participant contribution	842	216
Employer contribution	542	130
Total receivables	35,549	32,123
Total assets	3,921,643	3,535,656
Net assets available for benefits	3,921,643	3,535,656
Short-term investment fund
At fair value:
Short-term investment fund and common stock	10,144	12,014
Common stock
At fair value:
Short-term investment fund and common stock	$ 509,300	$ 583,387